Share capital - Schedule of changes in share capital (Details) - USD ($)		3 Months Ended
		Mar. 31, 2026		Mar. 31, 2025
Class Multiple Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		42		12
Balance (in Dollars)		$ 152,247		$ 151,701
Balance		42		12
Balance (in Dollars)		$ 152,247		$ 151,701
Class Subordinate Voting Shares [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		3,887,729		2,299,502
Balance (in Dollars)		$ 169,551,044		$ 150,318,624
Balance		5,855,690		2,711,073
Balance (in Dollars)		$ 177,333,759		$ 152,884,305
Share repurchase, shares		16,748	[1]	399,071	[2],[3]
Share repurchase, amount (in Dollars)		$ 88,978	[1]	$ 2,495,090	[2],[3]
Exercise of options, shares	[4]			12,500
Exercise of options, amount (in Dollars)	[4]			$ 70,591
Exercise of RSUs, shares	[5]	44,415
Exercise of RSUs, amount (in Dollars)	[5]	$ 1,458,141
Shares for debt, shares	[6]	370,457
Shares for debt, amount (in Dollars)	[6]	$ 839,896
Shares to be issued, shares	[7]	1,536,341
Shares to be issued, amount (in Dollars)	[7]	$ 5,395,700
Information Of Warrant [Member]
Share capital - Schedule of changes in share capital (Details) [Line Items]
Balance		32		210,370
Balance (in Dollars)		$ 10,009		$ 1,997,759
Balance		1,249,984		526,406
Balance (in Dollars)				$ 1,379,181
Warrants issued, shares		1,249,984	[8]	346,806	[9],[10],[11]
Warrants expired, shares		(32)	[12]	(30,770)	[13]
Warrants expired, amount (in Dollars)		$ (10,009)	[12]	$ (618,578)	[13]

[1]	On March 31, 2026, a partial amount of the March 2026 Debentures was converted into an aggregate of 16,748 Class B Subordinate Voting Shares with a total value of $88,978 transferred to share capital (Note 13).
[2]	On February 7, 2025, a partial amount of the January 2025 Debentures was converted into an aggregate of 152,577 Class B Subordinate Voting Shares (Note 12). On February 26, 2025, the remaining amount was converted into an aggregate of 221,237 Class B Subordinate Voting Shares (Note 12). Thus, the total number of Class B Subordinate Voting Shares issued upon conversion of the January 2025 Debentures was 373,814 with a total value of $2,463,902 transferred to share capital.
[3]	On March 25, 2025, the full amount of the March 6, 2025 Debenture of $100,000 was converted into an aggregate of 25,257 Class B shares with a value of $31,188 (Note 12).
[4]	During the three months ended March 31, 2025, the Company issued an aggregate of 12,500 Class B shares upon the exercise of 12,500 share options with an exercise price C$5.25 for total gross proceeds of $45,887. Total amount of $70,591 was transferred to share capital. The market prices on the dates of option exercise ranged between $8.56 to $11.32 per share.
[5]	During the three months ended March 31, 2026, 96,000 RSUs were exercised into 44,415 Class B Subordinate Voting Shares, which were issued to non-arm’s length parties (Note 20). Total of $1,458,141 was transferred to share capital.
[6]	During the three months ended March 31, 2026, the Company settled an aggregate of $839,896 amounts owing to various creditors, through the issuance of 370,457 Class B Subordinate Voting Shares at price of $2.27 (C$3.11) per Class B Subordinate Voting Share. Of the total shares issued, 300,000 Class B Subordinate Voting Shares valued at $680,157 were issued to settle a bonus accrual of $645,570 owing to management of the Company (Note 20). The Company incurred a net loss on settlement of debt of $35,802 during the three months ended March 31, 2026.
[7]	During the three months ended March 31, 2026, pursuant to the ATM agreement, the Company issued 1,536,341 common shares for a total increase in share capital of $5,395,700, of which gross proceeds of $5,553,296 were received. A total cash commission of $138,832 based on 2.50% of the aggregate gross proceeds, plus other trading expenses of $18,764 resulted in total share issuance costs of $157,596.
[8]	During the three months ended March 31, 2026, 1,249,984 warrants of the Company were issued as part of the issuance of March 2026 Debentures (Note 12).
[9]	During the three months ended March 31, 2025, 10,309 warrants of the Company were issued as part of the issuance of March 6, 2025 Debentures (Note 12).
[10]	During the three months ended March 31, 2025, 152,577 warrants of the Company were issued as part of the issuance of January 2025 Debentures (Note 12).
[11]	During the three months ended March 31, 2025, 183,920 warrants of the Company were issued as part of the issuance of March 28, 2025 Debentures (Note 12).
[12]	During the three months ended March 31, 2026, 32 warrants expired unexercised.
[13]	During the three months ended March 31, 2025, 30,770 warrants expired unexercised.